Note 3 - Stockholders' Equity (Deficit) (Details)	3 Months Ended
Nov. 30, 2021 $ / shares
Equity [Abstract]
Dividend yield	0.00%
Expected volatility of the share prices	111.00%
Risk-free interest rate	0.14%
Expected life of share options (years)	1 year
Share price	$ 0.14